Cover	Sep. 13, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2023
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33034
Entity Tax Identification Number	30-0233726
Entity Address, Address Line One	“Esentai Tower” BC, Floor 7, 77/7 Al Farabi Ave.
Entity Address, Postal Zip Code	050040
City Area Code	727
Entity Address, City or Town	Almaty
Entity Address, Country	KZ
Country Region	+7
Local Phone Number	311 10 64
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000924805
Entity Registrant Name	FREEDOM HOLDING CORP.